Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Income [Abstract]
Government grants		$ 2,052	$ 95,932
Others	1,466	1,986	297
Total	$ 1,466	$ 4,038	$ 96,229